Summary of options activity (Tables)	12 Months Ended
Sep. 30, 2016
Summary of options activity (Tables)
Summary of options activity

Stock option activity, both within and outside the 2005 Stock Incentive Plan and warrant activity, for the fiscal years ended September 30, 2016 or 2015, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2014	7,900,000	$0.38	—	$0.09
Granted	3,750,000	0.15	5,596,638	0.17
Canceled	(312,500)	0.35	(735,294)	—
Expired	(950,000)	0.56	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2015	10,387,500	$0.30	4,861,344	$0.07
Granted	750,000	0.051	471,429	0.051
Canceled	—	—	—	—
Expired	—	—	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2016	11,137,500	$0.264	5,332,773	$0.071

Exercisable at September 30, 2016	11,137,500	$0.264	5,332,773	$0.071